Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Schedule of Share capital
	Number of shares December 31
	Authorized 2025	Issued and outstanding 2025	Authorized 2024	Issued and outstanding 2024
Ordinary shares of no par value	90,000,000	32,557,174	90,000,000	23,228,941